SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,666	$ 5,194
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	567	510
UNITED STATES
Segment Reporting Information [Line Items]
Property and equipment, net	541	696
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,101	482
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	224	120
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,233	$ 3,386